U.S. SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C.  204549

     FORM 24F-2
     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2



     1.    Name and address of issuer:

               SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
               560 Lexington Avenue
               New York, NY 10022

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ x ]

               SG Cowen Standby Tax-Exempt Reserve Fund, Inc.


     3.    Investment Company Act File Number:     811-04344

           Securities Act File Number:             002-98681

     4(a). Last day of fiscal year for which this notice is filed:

               September 30, 2001

     4(b). [   ] Check box if this Form is being filed late (i.e.,more than 90 days after the end of the issuer's fiscal year). (See Instruction
           A.2)

     4(c). [ x ] Check box if this is the last time the issuer will be filing this Form.

     5.    Calculation of registration fee:

            (i)  Aggregate sale price of securities sold
                 during the fiscal year pursuant rule 24(f):

                                                                $23,713,824

           (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                 $ 122,383,751

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not proviously used to reduce registration fees payable to the Commission:

                                                $          0.00

           (iv)  Total available redemption credits [add
                 Items 5(ii) and 5(iii)]:

                                                              $ 122.383,751
            (v)  Net sales-- if Item 5(i) is greater than
                 Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:

                                                              $ 0
           ____________________________________________________________________
          |(vi)  Redemption credits available for use in future                |
          |      years-- if Item 5(i) is less than Item 5(iv)                  |
          |      Subtract Item 5(iv) form Item 5(i):                           |
          |                                                                    |
          |                                        $( 98,669,927 )             |
          |____________________________________________________________________|

          (vii)  Mutliplier for determining registration fee
                 (See instruction C.9):

                                                                 x 1/38 of 1%

         (viii)  Registration fee due [multiply Item 5(v) by
                 Item 5(vii)] (enter "0" if no fee is due):

                                                        =          $ 0
                                                            _________________

     6.    Prepaid Shares

           If the repsonse to Item 5(i) was determined by deducting an amount of securities that were registered under the Secuties Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: NONE . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE .

     7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        + $              0.00

     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        =          $ -0-
                                                            _________________

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                     [ NA ]  Wire Transfer
                     [ NA ]  Mail or Other Means



     SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          By (Signature and Title)*     /s/ Philip Bafundo
                                            Philip Bafundo, Treasurer


     Date:     October 20, 2001

          *Please print the name and title of the signing officer below the signature









                                             Rodd M. Baxter
                                             SG Cowen Asset Management
                                             570 Lexington Avenue
                                             New York, NY  10022

                                             October 20, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Rule 24f-2 Notice
               SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
               Securities Act File No.002-98681
               Investment Company Act File No. 811-04344

Gentlemen:

     Enclosed for filing is the final 24f-2 Notice for SG Cowen Standby Tax-Exempt Reserve Fund, Inc.(the "Fund") for its fiscal year ended September 30, 2001.

     Please note that no fee is due for this filing since redemptions exceeded sales.

      Please acknowledge receipt of this filing by sending a notice and a copy of the filing to me at cathy.smithk@us.socgen.com.


                                          Very truly yours,


                                          /s/ Rodd M. Baxter
                                           Rodd M. Baxter






SG Cowen Standby Tax Exempt Reserve Fund, Inc.
Securities Act File No. 002-73131
Investment Company Act File No. 811-3220

Gentlemen:

     You have requested that, as counsel to SG Cowen Standby Tax Exempt Reserve Fund, Inc., (the "Fund"), I render an opinion in connection with the filing by the Fund of a notice required by Rule 24f-2 under the Investment Company Act of 1940 the "Notice") for the fund's fiscal year ended September 30, 2001. The Notice states that, during the fiscal year ended September
30, 2001, the fund had sales of $23,713,824 worth of its shares of common stock, $.01 par value per share (the "Shares").
The Notice also states that the aggregate public offering price of shares sold was $23,713,824 (including $411,501 worth of shares issued upon automatic reinvestment of dividends), and an aggregate of $122,383,751 worth of shares were redeemed during the fiscal year. As stated in the Notice, all of the Shares were sold in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     I have examined the Fund's Articles of Incorporation, its By-Laws, resolutions adopted by its Board of Directors, and other records and documents that I have deemed necessary for the purpose of this opinion. I have also examined certain other documents, papers, statutes and authorities as deemed necessary to form a basis for the opinion hereinafter expressed.

     On the basis of the foregoing, and assuming that all of the Shares were sold in accordance with the terms of the Fund's Prospectus in effect at the time of sale, I am of the opinion that the Shares were legally issued, fully paid and non-assessable by the Fund.

                                  Very truly yours,

                                  /s/ Rodd M. Baxter
                                  Rodd M. Baxter
                                  SG Cowen Asset Management, Inc.
                                  560, Lexington Avenue
                                  New York, NY 10022